Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax expenses	¥ (392,589)		¥ (928,660)	¥ (913,824)
Income tax expenses computed at applicable tax rates of 25%	(98,147)		(232,165)	(228,456)
Non-deductible and super deduction expenses	(40,711)		(8,013)	(3,490)
Effect of tax holidays and preferential tax rates	22,595		64,029	130,296
Change in valuation allowance	118,703		176,149	101,650
Income tax expenses	¥ 2,440	$ 350	¥ 0	¥ 0